Morgan, Lewis & Bockius LLP 101 Park Avenue New York, NY 10178-0060 Tel. 212.309.6000 Fax: 212.309.6001 www.morganlewis.com

Richard F. Morris

Partner

212.309.6650

richard.morris@morganlewis.com

November 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Trust consists of two series: Reality Shares Isolated Dividend Growth Index ETF and Reality Shares Isolated Dividend Growth ETF.

Please contact the undersigned at (212) 309-6650 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely, /s/ Richard F. Morris
Richard F. Morris

cc:	Eric Ervin, Reality Shares Advisors, LLC

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